Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended					12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2017 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 19, 2020 USD ($)	Jun. 11, 2018 USD ($)
Share repurchases
Value of shares repurchased | ¥						¥ 11,273,814		¥ 1,467	¥ 7,592,598
American Depositary Shares | 2017 share repurchase program
Share repurchases
Authorized amount					$ 1,000.0						$ 2,000.0
Share repurchase program period, maximum					12 months
Additional authorized amount											$ 1,000.0
Shares repurchased (in shares) | shares				23,000,000.0
Value of shares repurchased				$ 1,178.5
American Depositary Shares | 2018 share repurchase program
Share repurchases
Authorized amount				$ 1,000.0
Share repurchase program period, maximum				12 months
Shares repurchased (in shares) | shares			5,075
Value of shares repurchased			$ 0.2
American Depositary Shares | 2019 share repurchase program | Youdao
Share repurchases
Authorized amount			$ 20.0
Share repurchase program period, maximum			12 months
Shares repurchased (in shares) | shares						198,000	198,000
Value of shares repurchased							$ 3.4
American Depositary Shares | 2020 share repurchase program
Share repurchases
Authorized amount		$ 1,000.0
Share repurchase program period, maximum		12 months
Additional authorized amount										$ 1,000.0
Shares repurchased (in shares) | shares						21,100,000	21,100,000
Value of shares repurchased							$ 1,625.1
American Depositary Shares | 2021 share repurchase program | Subsequent event
Share repurchases
Authorized amount	$ 2,000.0
Share repurchase program period, maximum	24 months
Ordinary shares | 2017 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares				114,900,000
Ordinary shares | 2018 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares			25,375
Ordinary shares | 2020 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares						105,500,000	105,500,000